EQUITY - Authorized Shares and Common Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share (USD per share)	$ 0.01	$ 0.01
Amount of common shares issued and fully paid	$ 206	$ 206
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares (in shares)	50,000,000	50,000,000
Number of common shares issued and fully paid (in shares)	20,627,327	20,627,327	20,627,327	20,627,327
Amount of common shares issued and fully paid	$ 206	$ 206	$ 206
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued and fully paid (in shares)	11,100	11,100	11,100	11,100
Amount of common shares issued and fully paid	$ 38	$ 38	$ 38